Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Total	Common Stocks	Preferred Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock, at Cost	Accumulated Other Comprehensive Loss, net of tax	Noncontrolling Interest
Balance at beginning of period at Dec. 31, 2009 (As Adjusted)	$ 17,900				$ 9,643
Balance at beginning of period at Dec. 31, 2009	16,200		2,960	8,985	9,669	(1,936)	(3,472)	29
Common Shares Outstanding, at beginning of period at Dec. 31, 2009		383,007
Preferred Shares Outstanding, beginning of period at Dec. 31, 2009	3,400
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of accounting change, net of tax (Before Cumulated Effect of Accounting Change)					26
Issuance of mandatory convertible preferred stock			556
Accelerated accretion of discount from redemption of preferred stock issued to U.S. Treasury			440		(440)
Redemption of preferred stock to the U.S. Treasury			(3,400)
Repurchase of warrants				0
Issuance of common shares under public offering				1,599
Issuance of shares under incentive and stock compensation plans				(130)
Tax expense on employee stock options and awards				(6)
Cumulative effect of accounting change	197				(197)		197
Net income (loss)	1,636				1,636
Net income (loss) at Jan. 01, 2010 (As Adjusted)	1,680
Dividends on preferred stock					(75)
Dividends declared on common stock					(84)
Treasury stock acquired						0
Issuance of shares under incentive and stock compensation plans from treasury stock						165
Return of shares under incentive and stock compensation plans to treasury stock						(3)
Total other comprehensive income	2,285						2,285
Recognition of noncontrolling interest in other liabilities								(29)
Redemption of preferred shares issued to the U.S. Treasury	(3,400)
Issuance of mandatory convertible preferred shares	575
Issuance of shares under public offering	59,590
Treasury stock acquired		0
Issuance of shares under incentive and stock compensation plans		2,095
Return of shares under incentive and stock compensation plans and other to treasury stock		(143)
Balance at end of period at Dec. 31, 2010 (As Adjusted)					10,509
Balance at end of period at Dec. 31, 2010	18,754	5	556	10,448	10,509	(1,774)	(990)	0
Common Shares Outstanding, at end of period at Dec. 31, 2010		444,549
Preferred Shares Outstanding, end of period at Dec. 31, 2010	575		575
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of accounting change, net of tax (Before Cumulated Effect of Accounting Change)					0
Issuance of mandatory convertible preferred stock			0
Accelerated accretion of discount from redemption of preferred stock issued to U.S. Treasury			0		0
Redemption of preferred stock to the U.S. Treasury			0
Repurchase of warrants				0
Issuance of common shares under public offering				0
Issuance of shares under incentive and stock compensation plans				(50)
Tax expense on employee stock options and awards				(7)
Cumulative effect of accounting change	0				0		0
Net income (loss)	712				712
Net income (loss) at Jan. 01, 2011 (As Adjusted)	662
Dividends on preferred stock					(42)
Dividends declared on common stock					(178)
Treasury stock acquired						(51)
Issuance of shares under incentive and stock compensation plans from treasury stock						115
Return of shares under incentive and stock compensation plans to treasury stock						(8)
Total other comprehensive income	2,241						2,241
Recognition of noncontrolling interest in other liabilities								0
Redemption of preferred shares issued to the U.S. Treasury	0
Issuance of mandatory convertible preferred shares	0
Issuance of shares under public offering	0
Treasury stock acquired		(3,225)
Issuance of shares under incentive and stock compensation plans		1,476
Return of shares under incentive and stock compensation plans and other to treasury stock		(261)
Balance at end of period at Dec. 31, 2011 (As Adjusted)	22,910				11,001
Balance at end of period at Dec. 31, 2011	21,486	5	556	10,391	11,001	(1,718)	1,251	0
Common Shares Outstanding, at end of period at Dec. 31, 2011		442,539
Preferred Shares Outstanding, end of period at Dec. 31, 2011	575		575
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of accounting change, net of tax (Before Cumulated Effect of Accounting Change)					0
Issuance of mandatory convertible preferred stock			0
Accelerated accretion of discount from redemption of preferred stock issued to U.S. Treasury			0		0
Redemption of preferred stock to the U.S. Treasury			0
Repurchase of warrants				(300)
Issuance of common shares under public offering				0
Issuance of shares under incentive and stock compensation plans				(52)
Tax expense on employee stock options and awards				(1)
Cumulative effect of accounting change					0		0
Net income (loss)	(38)				(38)
Dividends on preferred stock					(42)
Dividends declared on common stock					(176)
Treasury stock acquired	(149)					(149)
Issuance of shares under incentive and stock compensation plans from treasury stock						134
Return of shares under incentive and stock compensation plans to treasury stock						(7)
Total other comprehensive income	1,592						1,592
Recognition of noncontrolling interest in other liabilities								0
Redemption of preferred shares issued to the U.S. Treasury	0
Issuance of mandatory convertible preferred shares	0
Issuance of shares under public offering	0
Treasury stock acquired	(8,000)	(8,045)
Issuance of shares under incentive and stock compensation plans		2,156
Return of shares under incentive and stock compensation plans and other to treasury stock		(344)
Balance at end of period at Dec. 31, 2012	$ 22,447	$ 5	$ 556	$ 10,038	$ 10,745	$ (1,740)	$ 2,843	$ 0
Common Shares Outstanding, at end of period at Dec. 31, 2012		436,306
Preferred Shares Outstanding, end of period at Dec. 31, 2012			575